Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Option Plan [Abstract]
Schedule of Activity Under the Plan is Set Forth

Activity under the Plan is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)
Balances at January 1, 2025	539,564	1,027,897	$1.16	3.00
Options granted	(539,564)	539,564	3.64
Options exercised	—	—	-
Options expired	—	—	-
Options cancelled/forfeited	4,114	(4,114)	1.83
Balances at September 30, 2025	4,114	1,563,347	$2.02	6.24
Exercisable at September 30, 2025		818,637	$3.02	5.33
	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)
Balances at December 31, 2023	536,105	1,031,356	$1.16	3.70
Options granted	—	—	-
Options exercised	—	—	-
Options expired	3,459	(3,459)	-
Options cancelled/forfeited	—	—	-
Balances at September 30, 2024	539,564	1,027,897	$1.16	3.18
Exercisable at September 30, 2024		525,969	$1.41	4.51

Activity under the Plan, as adjusted for the recapitalization (see Note 16) is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2024	536,105	1,031,356	$1.16	3.70
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	3,459	(3,459)	$0.003
Options cancelled/forfeited	—	—	$—
Balances at December 31, 2024	539,564	1,027,897	$1.16	3.00
Exercisable at December 31, 2024		535,697	$1.41	4.32
Vested and expected to vest at December 31, 2024		1,027,897	1.16	3.00

Schedule of Stock Compensation Expense by Function Recognized for the Years

The following table is a summary of stock compensation expense by function recognized for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Nine months ended September 30,
	2025	2024
General Administrative	$612	$5
Research and development	92	11
	$704	$16

	Three months ended September 30,
	2025	2024
General Administrative	$579	$3
Research and development	38	9
	$617	$12

The following table is a summary of stock compensation expense by function recognized for the years ended December 31, 2024 and 2023 (in thousands):

	Years ended December 31,
	2024	2023
General Administrative	$7	$10
Research and development	14	23
	$21	$33